Note Popular, Inc. (Holding company only) financial information (Statement of Operations) (Parenthetical) (Detail) - Popular, Inc. Holding Co. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Interest income from subsidiaries and affiliate	$ 3,183	$ 1,965	$ 1,188
Expenses
Operating expenses for services by subsidiaries and affiliates	8,225	8,160	7,309
Expense reimbursement by subsidiaries for services provided by parent	$ 76,720	$ 74,573	$ 74,799